Cover	6 Months Ended
Feb. 28, 2023
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Feb. 28, 2023
Current Fiscal Year End Date	--08-31
Entity File Number	001-32500
Entity Registrant Name	TRX GOLD Corporation
Entity Central Index Key	0001173643
Entity Address, Address Line One	277 Lakeshore Road East
Entity Address, Address Line Two	Suite 403
Entity Address, City or Town	Oakville
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	L6J 6J3